First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 22.7%
105	ATI, Inc. (a)	$20,696
45	Axon Enterprise, Inc. (a)	25,227
79	BWX Technologies, Inc.	15,377
1,229	Cadre Holdings, Inc.	35,039
39	Carpenter Technology Corp.	24,057
47	Curtiss-Wright Corp.	35,615
187	Ducommun, Inc. (a)	34,634
300	General Dynamics Corp.	106,272
154	General Electric Co.	57,554
123	HEICO Corp.	43,811
136	Howmet Aerospace, Inc.	36,565
65	Huntington Ingalls Industries, Inc.	18,193
289	Kratos Defense & Security Solutions, Inc. (a)	14,410
147	L3Harris Technologies, Inc.	42,717
1,523	Leonardo DRS, Inc.	64,986
65	Lockheed Martin Corp.	33,115
204	Mercury Systems, Inc. (a)	24,955
80	Moog, Inc., Class A	33,907
128	National Presto Industries, Inc.	15,999
64	Northrop Grumman Corp.	32,596
527	Park Aerospace Corp.	20,110
396	Textron, Inc.	36,325
77	VSE Corp.	17,595
60	Woodward, Inc.	25,526
		815,281
	Building Products — 10.7%
183	AAON, Inc.	23,215
320	Armstrong World Industries, Inc.	51,334
92	Carlisle Cos., Inc.	33,373
413	Gibraltar Industries, Inc. (a)	18,626
703	Insteel Industries, Inc.	21,231
58	Lennox International, Inc.	33,231
904	Masco Corp.	73,559
532	Trex Co., Inc. (a)	26,621
485	UFP Industries, Inc.	44,009
1,182	Zurn Elkay Water Solutions Corp.	59,727
		384,926
	Chemicals — 2.9%
736	AdvanSix, Inc.	14,632
144	CF Industries Holdings, Inc.	15,589
1,366	Ecovyst, Inc. (a)	17,007
165	Sherwin-Williams (The) Co.	56,813
		104,041
	Commercial Services & Supplies — 6.4%
2,191	BrightView Holdings, Inc. (a)	31,047
Shares	Description	Value

	Commercial Services & Supplies (Continued)
276	Casella Waste Systems, Inc., Class A (a)	$26,764
156	Clean Harbors, Inc. (a)	46,605
416	Republic Services, Inc.	88,641
864	Rollins, Inc.	36,063
		229,120
	Communications Equipment — 0.4%
352	Calix, Inc. (a)	13,137
	Construction & Engineering — 3.9%
30	EMCOR Group, Inc.	24,897
53	MYR Group, Inc. (a)	26,521
219	NWPX Infrastructure, Inc. (a)	32,837
103	Primoris Services Corp.	10,209
37	Sterling Infrastructure, Inc. (a)	31,056
199	Tutor Perini Corp.	16,511
		142,031
	Construction Materials — 0.4%
125	United States Lime & Minerals, Inc.	13,084
	Containers & Packaging — 3.4%
991	Myers Industries, Inc.	34,992
364	Packaging Corp. of America	86,734
		121,726
	Electrical Equipment — 3.5%
107	Acuity, Inc.	40,303
294	Atkore, Inc.	22,356
81	Generac Holdings, Inc. (a)	23,717
79	Hubbell, Inc.	41,333
		127,709
	Energy Equipment & Services — 2.1%
436	Cactus, Inc., Class A	22,336
714	Flowco Holdings, Inc., Class A	15,237
1,362	Ranger Energy Services, Inc., Class A	21,806
2,834	RPC, Inc.	16,522
		75,901
	Ground Transportation — 14.1%
156	ArcBest Corp.	22,392
1,566	CSX Corp.	74,432
169	J.B. Hunt Transport Services, Inc.	48,914
415	Knight-Swift Transportation Holdings, Inc.	32,316

First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
184	Landstar System, Inc.	$38,053
2,213	Marten Transport Ltd.	38,395
116	Old Dominion Freight Line, Inc.	25,126
183	Ryder System, Inc.	48,270
42	Saia, Inc. (a)	17,689
853	Schneider National, Inc., Class B	31,160
373	Union Pacific Corp.	101,456
648	Werner Enterprises, Inc.	28,259
		506,462
	IT Services — 1.0%
268	Okta, Inc. (a)	36,569
	Machinery — 8.6%
264	Blue Bird Corp. (a)	20,845
284	Federal Signal Corp.	36,491
546	Miller Industries, Inc.	27,928
263	Mueller Industries, Inc.	32,331
1,296	Mueller Water Products, Inc., Class A	33,476
161	Oshkosh Corp.	24,710
410	Proto Labs, Inc. (a)	33,419
105	SPX Technologies, Inc. (a)	25,743
453	Toro (The) Co.	44,131
546	Worthington Enterprises, Inc.	29,353
		308,427
	Metals & Mining — 4.1%
343	Commercial Metals Co.	21,523
979	Metallus, Inc. (a)	18,298
112	Nucor Corp.	24,948
107	Reliance, Inc.	39,975
107	Steel Dynamics, Inc.	24,552
507	Worthington Steel, Inc.	17,025
		146,321
	Oil, Gas & Consumable Fuels — 14.5%
649	BKV Corp. (a)	17,757
393	California Resources Corp.	20,778
228	Chord Energy Corp.	26,060
468	ConocoPhillips	48,653
743	Devon Energy Corp.	30,701
437	EOG Resources, Inc.	56,692
219	Expand Energy Corp.	19,971
90	Gulfport Energy Corp. (a)	15,273
312	HF Sinclair Corp.	21,731
1,062	Infinity Natural Resources, Inc., Class A (a)	13,487
1,692	Magnolia Oil & Gas Corp., Class A	43,281
139	Marathon Petroleum Corp.	35,538
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
456	Murphy Oil Corp.	$14,847
1,749	Permian Resources Corp., Class A	32,199
218	Phillips 66	36,853
565	Range Resources Corp.	21,012
502	Riley Exploration Permian, Inc.	16,546
620	SM Energy Co.	16,182
42	Texas Pacific Land Corp.	18,381
1,084	Vitesse Energy, Inc.	17,095
		523,037
	Professional Services — 1.2%
105	CRA International, Inc.	14,941
472	Exponent, Inc.	27,735
		42,676

	Total Investments — 99.9%	3,590,448
	(Cost $3,409,272)
	Net Other Assets and Liabilities — 0.1%	3,612
	Net Assets — 100.0%	$3,594,060

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,590,448	$3,590,448	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 6.3%
58	Airbus SE (EUR)	$12,892
18	Hanwha Aerospace Co., Ltd. (KRW)	11,560
208	Leonardo S.p.A. (EUR)	11,152
31	MTU Aero Engines AG (EUR)	12,890
782	Rolls-Royce Holdings PLC (GBP)	14,985
35	Safran S.A. (EUR)	13,797
11	Thales S.A. (EUR)	2,825
		80,101
	Air Freight & Logistics — 0.8%
86	Hyundai Glovis Co., Ltd. (KRW)	10,164
	Automobile Components — 5.6%
200	Aisin Corp. (JPY)	2,689
300	Bridgestone Corp. (JPY)	6,292
900	Denso Corp. (JPY)	10,384
35	Hyundai Mobis Co., Ltd. (KRW)	11,295
300	Niterra Co., Ltd. (JPY)	19,752
1,200	Sumitomo Electric Industries Ltd. (JPY)	21,602
		72,014
	Automobiles — 2.9%
6,000	Geely Automobile Holdings Ltd. (HKD)	12,899
129	Kia Corp. (KRW)	11,490
100	Subaru Corp. (JPY)	1,470
900	Suzuki Motor Corp. (JPY)	10,824
		36,683
	Banks — 20.9%
285	ABN AMRO Bank N.V. (EUR) (b)	12,107
1,247	AIB Group PLC (EUR)	14,640
780	Alpha Bank S.A. (EUR)	3,521
719	Banco de Sabadell S.A. (EUR)	2,546
269	Banco Santander S.A. (EUR)	3,714
549	Bank Hapoalim BM (ILS)	12,654
565	Bank Leumi Le-Israel BM (ILS)	12,631
2,206	Barclays PLC (GBP)	14,824
63	BNP Paribas S.A. (EUR)	7,352
1,000	BOC Hong Kong Holdings Ltd. (HKD)	5,404
1,071	CaixaBank S.A. (EUR)	15,156
230	Commerzbank AG (EUR)	9,784
335	Credit Agricole S.A. (EUR)	6,735
2,229	Eurobank S.A. (EUR)	10,608
40	Hana Financial Group, Inc. (KRW)	2,959
Shares	Description	Value

	Banks (Continued)
369	HSBC Holdings PLC (GBP)	$7,003
874	Israel Discount Bank Ltd., Class A (ILS)	8,664
5,029	Lloyds Banking Group PLC (GBP)	7,411
700	Mitsubishi UFJ Financial Group, Inc. (JPY)	13,807
130	Mizrahi Tefahot Bank Ltd. (ILS)	8,606
200	Mizuho Financial Group, Inc. (JPY)	9,524
197	National Bank of Greece S.A. (EUR)	3,395
432	NatWest Group PLC (GBP)	3,822
600	Oversea-Chinese Banking Corp., Ltd. (SGD)	11,497
39	Royal Bank of Canada (CAD)	8,076
56	Shinhan Financial Group Co., Ltd. (KRW)	3,463
42	Societe Generale S.A. (EUR)	3,713
548	Standard Chartered PLC (GBP)	14,836
400	Sumitomo Mitsui Financial Group, Inc. (JPY)	15,612
100	Sumitomo Mitsui Trust Group, Inc. (JPY)	3,725
300	United Overseas Bank Ltd. (SGD)	9,220
		267,009
	Beverages — 0.4%
2,000	China Resources Beer Holdings Co., Ltd. (HKD)	5,427
	Broadline Retail — 1.6%
200	Alibaba Group Holding Ltd. (HKD)	2,368
700	Isetan Mitsukoshi Holdings Ltd. (JPY)	17,728
		20,096
	Building Products — 0.7%
38	Cie de Saint-Gobain S.A. (EUR)	3,437
160	ROCKWOOL A/S, Class B (DKK)	5,117
		8,554
	Capital Markets — 2.0%
114	3i Group PLC (GBP)	3,759
364	Deutsche Bank AG (EUR)	12,321
14	KIWOOM Securities Co., Ltd. (KRW)	3,100
22	Korea Investment Holdings Co., Ltd. (KRW)	3,138
200	SBI Holdings, Inc. (JPY)	3,246
		25,564

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Chemicals — 0.2%
400	Nippon Paint Holdings Co., Ltd. (JPY)	$2,590
	Commercial Services & Supplies — 0.3%
89	ISS A/S (DKK)	3,641
	Communications Equipment — 0.8%
869	Telefonaktiebolaget LM Ericsson, Class B (SEK)	9,693
	Construction & Engineering — 4.2%
22	Ackermans & Van Haaren N.V. (EUR)	7,184
300	Kajima Corp. (JPY)	10,834
600	Obayashi Corp. (JPY)	12,019
200	Shimizu Corp. (JPY)	3,136
100	Taisei Corp. (JPY)	8,764
85	Vinci S.A. (EUR)	12,412
		54,349
	Construction Materials — 0.4%
102	Buzzi S.p.A. (EUR)	5,220
	Diversified Telecommunication Services — 0.5%
354	KT Corp., ADR	6,117
	Electrical Equipment — 2.5%
400	Fujikura Ltd. (JPY)	15,346
62	Nexans S.A. (EUR)	10,293
36	Siemens Energy AG (EUR)	6,820
		32,459
	Electronic Equipment, Instruments & Components — 0.2%
378	Hexagon AB, Class B (SEK)	3,123
	Energy Equipment & Services — 1.5%
298	Technip Energies N.V. (EUR)	11,277
297	Tenaris S.A. (EUR)	8,216
		19,493
	Entertainment — 0.2%
200	Nexon Co., Ltd. (JPY)	2,639
	Financial Services — 0.8%
128	Edenred SE (EUR)	3,291
69	Industrivarden AB, Class C (SEK)	3,786
112	Washington H Soul Pattinson & Co., Ltd. (AUD)	3,578
		10,655
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.3%
177	Aristocrat Leisure Ltd. (AUD)	$7,508
131	Evolution AB (SEK) (b) (c) (d)	8,987
2,000	Galaxy Entertainment Group Ltd. (HKD)	7,502
150	Trip.com Group Ltd. (HKD) (d)	5,960
		29,957
	Household Durables — 2.4%
69	De’ Longhi S.p.A (EUR)	2,928
200	Open House Group Co., Ltd. (JPY)	10,427
500	Panasonic Holdings Corp. (JPY)	13,844
200	Sony Group Corp. (JPY)	4,035
		31,234
	Household Products — 1.0%
149	Henkel AG & Co. KGaA (Preference Shares) (EUR)	12,520
	Independent Power and Renewable Electricity Producers — 0.9%
181	RWE AG (EUR)	11,710
	Industrial Conglomerates — 0.9%
400	Hitachi Ltd. (JPY)	10,999
	Insurance — 9.3%
1,163	Aegon Ltd. (EUR)	9,884
14	Allianz SE (EUR)	6,624
537	Beazley PLC (GBP)	9,167
1,000	Daiichi Life Group, Inc. (JPY)	10,938
321	Hiscox Ltd. (GBP)	7,864
300	Japan Post Insurance Co., Ltd. (JPY)	2,817
500	MS&AD Insurance Group Holdings, Inc. (JPY)	13,039
17	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	9,489
242	Prudential PLC (GBP)	3,220
862	QBE Insurance Group Ltd. (AUD)	15,033
9	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	3,590
283	SCOR SE (EUR)	10,263
100	Sompo Holdings, Inc. (JPY)	3,837
300	Tokio Marine Holdings, Inc. (JPY)	13,288
		119,053
	Interactive Media & Services — 0.4%
42	NAVER Corp. (KRW)	5,395

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	IT Services — 0.8%
38	Capgemini SE (EUR)	$3,819
200	Fujitsu Ltd. (JPY)	3,994
100	NEC Corp. (JPY)	2,414
		10,227
	Machinery — 7.6%
180	Alfa Laval AB (SEK)	10,711
157	ANDRITZ AG (EUR)	13,562
345	Atlas Copco AB, Class A (SEK)	6,979
100	Ebara Corp. (JPY)	3,848
43	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	9,714
300	Komatsu Ltd. (JPY)	11,591
106	Konecranes Oyj (EUR)	3,255
400	Mitsubishi Heavy Industries Ltd. (JPY)	9,019
1,000	Techtronic Industries Co., Ltd. (HKD)	16,512
4,600	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	12,160
		97,351
	Media — 0.6%
74	Publicis Groupe S.A. (EUR)	7,310
	Metals & Mining — 1.8%
27	Anglogold Ashanti PLC (ZAR)	2,189
149	Barrick Mining Corp. (CAD)	5,479
56	Endeavour Mining PLC (GBP)	2,751
60	Fresnillo PLC (GBP)	2,181
99	Lundin Gold, Inc. (CAD)	5,341
221	Northern Star Resources Ltd. (AUD)	2,899
61	Pan American Silver Corp. (CAD)	2,735
		23,575
	Passenger Airlines — 5.6%
600	ANA Holdings, Inc. (JPY)	10,952
1,268	Deutsche Lufthansa AG (EUR)	14,503
1,765	International Consolidated Airlines Group S.A. (GBP)	11,179
700	Japan Airlines Co., Ltd. (JPY)	12,270
204	Ryanair Holdings PLC, ADR	13,209
1,700	Singapore Airlines Ltd. (SGD)	10,092
		72,205
	Personal Care Products — 1.7%
67	Beiersdorf AG (EUR)	5,768
20	L’Oreal S.A. (EUR)	8,767
363	Puig Brands S.A., Class B (EUR)	6,690
		21,225
Shares	Description	Value

	Pharmaceuticals — 2.7%
400	Astellas Pharma, Inc. (JPY)	$5,351
600	Daiichi Sankyo Co., Ltd. (JPY)	9,626
15	Roche Holding AG (CHF)	6,178
57	Sanofi S.A. (EUR)	4,890
500	Shionogi & Co., Ltd. (JPY)	8,576
		34,621
	Semiconductors & Semiconductor Equipment — 4.3%
11	ASML Holding N.V. (EUR)	21,636
200	SCREEN Holdings Co., Ltd. (JPY)	21,901
7	SK hynix, Inc. (KRW)	11,973
		55,510
	Software — 1.5%
509	Dassault Systemes SE (EUR)	10,361
58	SAP SE (EUR)	8,880
		19,241
	Technology Hardware, Storage & Peripherals — 0.7%
200	Canon, Inc. (JPY)	5,101
37	Logitech International S.A. (CHF)	3,468
		8,569
	Textiles, Apparel & Luxury Goods — 1.5%
47	Cie Financiere Richemont S.A., Class A (CHF)	10,851
2	Hermes International S.C.A. (EUR)	3,652
91	Moncler S.p.A. (EUR)	5,280
		19,783
	Trading Companies & Distributors — 0.9%
300	Toyota Tsusho Corp. (JPY)	11,030
	Total Common Stocks	1,277,106
	(Cost $1,274,569)
MONEY MARKET FUNDS — 0.2%
2,037	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (e)	2,037
	(Cost $2,037)

	Total Investments — 99.9%	1,279,143
	(Cost $1,276,606)
	Net Other Assets and Liabilities — 0.1%	1,704
	Net Assets — 100.0%	$1,280,847

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(d)	Non-income producing security.
(e)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
Japan	30.5%
France	8.8
Germany	8.7
South Korea	7.3
United Kingdom	6.7
Netherlands	4.5
Sweden	3.4
Singapore	3.3
Israel	3.3
Spain	3.1
Hong Kong	2.7
Australia	2.3
Ireland	2.2
Italy	1.9
Canada	1.7
Cayman Islands	1.7
Switzerland	1.6
Bermuda	1.4
Greece	1.4
Austria	1.1
Denmark	0.7
Luxembourg	0.6
Belgium	0.6
Finland	0.2
United States	0.2
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
EUR	32.0%
JPY	30.5
GBP	8.0
KRW	6.9
HKD	4.4
SEK	3.4
SGD	3.3
ILS	3.3
AUD	2.3
CAD	1.7
USD	1.7
CHF	1.6
DKK	0.7
ZAR	0.2
Total	100.0%

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,277,106	$1,277,106	$—	$—
Money Market Funds	2,037	2,037	—	—
Total Investments	$1,279,143	$1,279,143	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
First Trust RBA Deglobalization ETF
Richard Bernstein Advisors and Richard Bernstein Advisors U.S. Deglobalization Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust International Rising Dividend Achievers ETF
The First Trust International Rising Dividend Achievers ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust International Rising Dividend Achievers ETF. The Corporations make no representation or warranty, express or implied to the owners of the First Trust International Rising Dividend Achievers ETF or any member of the public regarding the advisability of investing in securities generally or in the First Trust International Rising Dividend Achievers ETF particularly, or the ability of the First Trust International Rising Dividend Achievers ETF to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of Nasdaq®, Nasdaq International Rising Dividend AchieversTM, Nasdaq DM Ex United StatesTM, and certain trade names of the Corporations and the use of the Nasdaq International Rising Dividend AchieversTM Index which is determined, composed and calculated by Nasdaq, Inc. without regard to First Trust or the First Trust International Rising Dividend Achievers ETF. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the First Trust International Rising Dividend Achievers ETF into consideration in determining, composing or calculating the Nasdaq International Rising Dividend AchieversTM Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the First Trust International Rising Dividend Achievers ETF to be issued or in the determination or calculation of the equation by which the First Trust International Rising Dividend Achievers ETF is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the First Trust International Rising Dividend Achievers ETF.